Shareholders' Equity (Details) - Schedule of warrants outstanding and exercisable - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Warrants Outstanding and Exercisable [Abstract]
Warrants, beginning balance	6,340,000
Weighted Average Exercise Price Outstanding, beginning balance	$ 3
Aggregate Intrinsic Value, beginning balance
Warrants, ending balance	6,340,000	6,340,000
Weighted Average Exercise Price, ending balance	$ 3	$ 3
Aggregate Intrinsic Value, ending balance
Warrants exercisable, warrants	6,340,000
Weighted Average Exercise Price, exercisable	$ 3
Aggregate Intrinsic Value, exercisable
Warrants, Issued		6,340,000
Weighted Average Exercise Price, Issued		$ 3
Aggregate Intrinsic Value, Issued
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Warrants, Expired
Weighted Average Exercise Price, Expired
Aggregate Intrinsic Value, Expired